Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Covered Assets [Line Items]
Purchased Impaired Loans	$ 2,012	$ 2,248
Purchased Nonimpaired Loans	551	784
Other	579	830
Covered loans	3,121	3,836
Total Covered Assets	3,142	3,862
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,012	2,248
Purchased Nonimpaired Loans	400	506
Covered loans	2,412	2,754
Other Retail [Member]
Covered Assets [Line Items]
Purchased Nonimpaired Loans	151	278
Covered loans	151	278
Losses Reimbursable by FDIC [Member]
Covered Assets [Line Items]
Other	320	381
Covered loans	320	381
Unamortized Changes in FDIC Asset [Member]
Covered Assets [Line Items]
Other	238	423
Covered loans	238	423
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,012	2,248
Purchased Nonimpaired Loans	551	784
Other	558	804
Covered loans	3,121	3,836
Foreclosed Real Estate [Member]
Covered Assets [Line Items]
Other	21	26
Total Covered Assets	$ 21	$ 26